GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended			2 Months Ended	12 Months Ended
	Jan. 14, 2021	Jan. 04, 2021	Jan. 04, 2021	Nov. 02, 2020	Sep. 02, 2020	Apr. 30, 2021	Feb. 19, 2021	Jan. 31, 2021	Nov. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 06, 2019
Disclosure of detailed information about business combination [line items]
Operating loss										$ 30,953	$ 24,814	$ 21,166
Ordinary shares issued	3,803,594	883,534	883,534	3,920,000	5,882,353	726,832	726,832	3,803,594	3,920,000	41,170,168	35,600,088
Ordinary shares and pre-funded warrants amount	$ 28,000	$ 9		$ 12,000	$ 10,000	$ 2,600	$ 2,600	$ 28,000	$ 12,000
Pre-funded warrants		883,534	883,534	883,534					883,534
Exercise price per warrant		$ 0.01	$ 0.01	$ 0.01					$ 0.01
Pre-funded warrant per share				$ 2.49					$ 2.49
Aggregate offering price			$ 9				$ 50,000
Weighted average share price	$ 7.36					$ 3.64	$ 3.64	$ 7.36
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Equity Investment													$ 10,000
Ownership percentage held by other entity in subsidiary													27.84%